Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal			$ (1,020,652)
State			600
Total current			(1,020,052)
Deferred:
Federal			1,573,163
State			375,291
Change in valuation allowance			(1,948,454)
Total deferred
Income tax (benefit)	$ 756	$ 687	$ (1,020,052)	$ 10,374